Leases (Details Narrative) - Novopelle Diamond, LLC [Member] - USD ($)	3 Months Ended
	Mar. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Operating right-of-use asset	$ 273,686	$ 287,206
Operating lease liability	$ 281,643	$ 294,774
Lease term	84 years
Lease expiry date	Nov. 30, 2025